UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D. C.   20549

                                 Form  13F

                           Form 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01

Check here if Amendment  [x] ; Amendment Number: _1_____
This Amendment  (Check only one.): [x]  is a restatement.
                                   [ ]  adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:     Tiffany Capital Advisors, Inc.
Address:  2300 Computer Avenue, Suite L67
          Willow Grove, PA 19090

Form 13F File Number:    28-3882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Curtis O. Townsend
Title:    President
Phone:    215-784-1111

Signature, Place, and Date of Signing:
Curtis O. Townsend       Willow Grove, PA         1/30/02
[Signature]                 [City, State]         [Date]

Report Type    (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           Form 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:      None      _____

Form 13F Information Table Entry Total:       32   ___

Form 13F Information Table Value Total: ___$ 40,536_(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                   NONE




                                    FORM 13F INFORMATION
                                          TABLE
                                      Mrk
                                       Val
      Security        Class   CUSIP   (x$10  Shar   Invtmt  Voting  Other
                                       00)    es    Discret  Auth    Mgrs
Affiliated Computer  Common  008190100   1082 10200 SOLE    SOLE
Services.
AmerisourceBergen    Common  03073E105    476 7500  SOLE    SOLE
BJS Wholesale Club   Common  05548J106   1353 30700 SOLE    SOLE
Barr Laboratories    Common  068306109   3071 38700 SOLE    SOLE
Bear Stearns         Common  073902108   1290 22000 SOLE    SOLE
Bed Bath & Beyond    Common  075896100    847 25000 SOLE    SOLE
Brocade              Common  111621108    728 22000 SOLE    SOLE
Communications
Capital One          Common  14040H105    324 6000  SOLE    SOLE
Financial
Elan Corp.           Common  284131208   1054 23400 SOLE    SOLE
Family Dollar Stores Common  307000109   1199 1043  SOLE    SOLE
Fiserv               Common  337738108   1344 31750 SOLE    SOLE
Guidant              Common  401698105   1235 24800 SOLE    SOLE
KB Home              Common  48666K109   1327 33100 SOLE    SOLE
King Pharmaceutical  Common  495582108   1601 38000 SOLE    SOLE
Lehman Bros.         Common  524908100   1189 17800 SOLE    SOLE
Lennar Corp          Common  526057104   1358 29000 SOLE    SOLE
Linear Tech          Common  535678106   1893 48500 SOLE    SOLE
Maxim Integrated     Common  57772K101   1575 30000 SOLE    SOLE
Products
Mylan Labs           Common  628530107    806 21500 SOLE    SOLE
New York Community   Common  649445103   1109 48500 SOLE    SOLE
Bank
Paychex              Common  704326107   1464 42000 SOLE    SOLE
Peoplesoft           Common  712713106   1025 25500 SOLE    SOLE
Progressive Corp.    Common  743315103   1433 9600  SOLE    SOLE
Protective Life      Common  743674103   1548 53500 SOLE    SOLE
Qualcomm             Common  747525103   2020 40000 SOLE    SOLE
Sigma-Aldrich        Common  826552101   1774 45000 SOLE    SOLE
Skywest Inc.         Common  830879102    692 27200 SOLE    SOLE
Tech Data            Common  878237106   2380 55000 SOLE    SOLE
Teradyne             Common  880770102   4214 120400 SOLE    SOLE
Terayon              Common  880775101   3410 100500 SOLE    SOLE
Transocean Sedco     Common  G90078109    575 17000 SOLE    SOLE
Forex Inc.
United Health Group  Common  91324P102   2760 39000 SOLE    SOLE